Note 10 - Stock-based Compensation (Details) - Options Outstanding and Exercisable (USD $)	12 Months Ended
Dec. 31, 2014
Exercise Price $0.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	25,000
Options Outstanding Weighted Avg. Remaining Contractual Term in Years	10 years
Options Outstanding Weighted Avg. Exercise Price (in Dollars per share)	$ 0.38
Options Exercisable	6,250
Options Exercisable Weighted Avg. Exercise Price (in Dollars per share)	$ 0.38
Exercise Price $0.77 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	250,000
Options Outstanding Weighted Avg. Remaining Contractual Term in Years	8 years
Options Outstanding Weighted Avg. Exercise Price (in Dollars per share)	$ 0.77
Options Exercisable	125,000
Options Exercisable Weighted Avg. Exercise Price (in Dollars per share)	$ 0.77
Exercise Price $2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	315,000
Options Outstanding Weighted Avg. Remaining Contractual Term in Years	5 years
Options Outstanding Weighted Avg. Exercise Price (in Dollars per share)	$ 2.00
Options Exercisable	315,000
Options Exercisable Weighted Avg. Exercise Price (in Dollars per share)	$ 2.00
Exercise Price $0.77 To $2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	590,000
Options Outstanding Weighted Avg. Remaining Contractual Term in Years	6 years
Options Outstanding Weighted Avg. Exercise Price (in Dollars per share)	$ 1.41
Options Exercisable	446,250
Options Exercisable Weighted Avg. Exercise Price (in Dollars per share)	$ 1.63